Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between Compensation Actually Paid (CAP) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

			Average		Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (Loss) (in thousands)(7)	Revenue (in thousands)(8)
2024	$13,717,687	$8,186,261	$4,254,959	$2,790,240	$99	$114	$(569,183)	$560,230
2023	$13,077,993	$11,293,489	$4,524,001	$4,829,669	$112	$115	$(606,639)	$434,249
2022	$12,140,330	$3,311,432	$3,911,773	$(175,590)	$108	$111	$(707,421)	$363,329
2021	$9,522,738	$(2,152,804)	$3,314,256	$(1,211,638)	$197	$125	$(454,025)	$351,406
2020	$5,144,220	$22,726,743	$2,706,102	$8,015,000	$324	$126	$(186,566)	$271,030

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)	The dollar amounts reported are the amounts in the “Total” column of the Summary Compensation Table in each applicable year for Dr. Kakkis, who served as our Chief Executive Officer during 2020, 2021, 2022, 2023 and 2024.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 13,717,687	$ 13,077,993	$ 12,140,330	$ 9,522,738	$ 5,144,220
PEO Actually Paid Compensation Amount	$ 8,186,261	11,293,489	3,311,432	(2,152,804)	22,726,743
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

Compensation Actually Paid to PEO	2024	2023	2022	2021	2020
Summary Compensation Table Total	$13,717,687	$13,077,993	$12,140,330	$9,522,738	$5,144,220
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(12,090,111)	(11,618,444)	(10,773,976)	(8,246,092)	(3,709,589)
Plus, year end fair value of outstanding and unvested equity awards granted during the year	8,562,675	11,288,072	(6,264,762)	4,152,033	10,163,438
Plus (less), change in fair value from prior year end to current year end of outstanding and unvested equity awards granted in prior years	(2,033,745)	(1,167,400)	(2,934,552)	(5,753,632)	9,346,926
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	29,755	(286,732)	(1,385,132)	(1,827,851)	1,781,748
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year	—	—	—	—	—
Compensation Actually Paid to Dr. Kakkis	$8,186,261	$11,293,489	$3,311,432	$(2,152,804)	$22,726,743

Non-PEO NEO Average Total Compensation Amount	$ 4,254,959	4,524,001	3,911,773	3,314,256	2,706,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,790,240	4,829,669	(175,590)	(1,211,638)	8,015,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021	2020
Summary Compensation Table Total	$4,254,959	$4,524,001	$3,911,773	$3,314,256	$2,706,102
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(3,293,798)	(3,831,408)	(3,130,468)	(2,519,639)	(2,027,088)
Plus, year end fair value of outstanding and unvested equity awards granted during the year	2,412,702	4,476,201	1,264,910	1,268,695	4,150,071
Plus (less), change in fair value from prior year end to current year end of outstanding and unvested equity awards granted in prior years	(607,133)	(237,537)	(784,234)	(2,359,539)	2,748,610
Plus (less), change in fair value from prior year end to vesting date of equity awards granted in prior years that vested in the year	23,510	(101,588)	(573,020)	(915,411)	437,305
Less, prior year-end fair value of any equity awards that failed to meet vesting conditions in the year	—	—	(864,551)	—	—
Compensation Actually Paid to Non-PEO NEOs	$2,790,240	$4,829,669	$(175,590)	$(1,211,638)	$8,015,000

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Total Revenue
•	Relative Total Stockholder Return
•	Net Cash Used in Operations
•	Clinical Development of Product Candidates

Total Shareholder Return Amount	$ 99	112	108	197	324
Peer Group Total Shareholder Return Amount	114	115	111	125	126
Net Income (Loss) Attributable to Parent	$ (569,183,000)	$ (606,639,000)	$ (707,421,000)	$ (454,025,000)	$ (186,566,000)
Company Selected Measure Amount	560,230,000	434,249,000	363,329,000	351,406,000	271,030,000
PEO Name	Dr. Kakkis	Dr. Kakkis	Dr. Kakkis	Dr. Kakkis	Dr. Kakkis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Non-GAAP Measure Description [Text Block]
(8)	The dollar amounts reported represent the amount of revenue calculated in accordance with GAAP reflected in the Company’s audited financial statements for the applicable year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Cash Used in Operations
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Clinical Development of Product Candidates
PEO [Member] | Less Value Of Stock Awards And Option Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,090,111)	$ (11,618,444)	$ (10,773,976)	$ (8,246,092)	$ (3,709,589)
PEO [Member] | Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,562,675	11,288,072	(6,264,762)	4,152,033	10,163,438
PEO [Member] | Plus Less Change In Fair Value From Prior Year End To Current Year End Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,033,745)	(1,167,400)	(2,934,552)	(5,753,632)	9,346,926
PEO [Member] | Plus Less Change In Fair Value From Prior Year End To Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,755	(286,732)	(1,385,132)	(1,827,851)	1,781,748
PEO [Member] | Less Prior Yearend Fair Value Of Any Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
Non-PEO NEO [Member] | Less Value Of Stock Awards And Option Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,293,798)	(3,831,408)	(3,130,468)	(2,519,639)	(2,027,088)
Non-PEO NEO [Member] | Plus Year End Fair Value Of Outstanding And Unvested Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,412,702	4,476,201	1,264,910	1,268,695	4,150,071
Non-PEO NEO [Member] | Plus Less Change In Fair Value From Prior Year End To Current Year End Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(607,133)	(237,537)	(784,234)	(2,359,539)	2,748,610
Non-PEO NEO [Member] | Plus Less Change In Fair Value From Prior Year End To Vesting Date Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,510	(101,588)	(573,020)	(915,411)	437,305
Non-PEO NEO [Member] | Less Prior Yearend Fair Value Of Any Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (864,551)	$ 0	$ 0